Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 165,254	$ 23,276	¥ 152,868
Allowance for credit losses	(38,396)	(5,408)	(42,914)
Accounts Receivable, Net	¥ 126,858	$ 17,868	¥ 109,954